UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22499

The Cushing Renaissance Fund
 (Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440, Dallas, TX 75225
 (Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road, Suite 440, Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2018

Item 1. Schedule of Investments.

The Cushing Renaissance Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2018

		Fair
Common Stock - 58.3%	Shares	Value
Chemicals - 4.9%
Netherlands - 2.8%
LyondellBasell Industries NV(1)	40,000	$4,511,200
United States - 2.1%
DowDuPont, Inc.	47,500	3,331,175
		7,842,375
Diversified General Partnerships - 3.3%
United States - 3.3%
HollyFrontier Corporation(1)	70,000	5,216,400

Exploration & Production - 11.9%
Canada - 3.7%
Vermilion Energy, Inc.(1)	186,000	5,896,200
Netherlands - 3.7%
Royal Dutch Shell Plc(1)	88,250	5,756,547
United Kingdom - 4.5%
BP Plc(1)	167,500	7,182,400
		18,835,147
Industrials - 5.1%
Ireland - 2.7%
Eaton Corp Plc	52,000	4,323,280
United States - 2.4%
Caterpillar, Inc.	12,000	1,666,200
Emerson Electric Company	26,500	2,033,345
		8,022,825
Materials - 2.4%
United Kingdom - 1.3%
Venator Materials Plc(2)	175,000	2,114,000
United States - 1.1%
Vulcan Materials Co.	15,000	1,662,000
		3,776,000
Midstream - 6.1%
Canada - 1.8%
Pembina Pipeline Corporation	85,000	2,900,200
United States - 4.3%
Targa Resources Corporation(1)	124,625	6,863,099
		9,763,299
Refiners - 9.1%
United States - 9.1%
CVR Energy, Inc.(1)	185,000	7,039,250
Phillips 66(1)	44,000	5,214,440
Valero Energy Corporation	18,500	2,180,780
		14,434,470
Transportation - 1.0%
United States - 1.0%
XPO Logistics, Inc.(2)	15,000	1,597,500

Utilities - 12.6%
United States - 12.6%
Dominion Energy, Inc.(1)	94,500	6,687,765
NRG Yield, Inc.(1)	390,000	7,741,500

PPL Corporation(1)	185,000	5,501,900
		19,931,165
Yield - 1.9%
United Kingdom - 1.9%
Atlantica Yield Plc	150,000	3,095,250
Total Common Stocks (Cost $84,726,585)		$92,514,431

Master Limited Partnerships and Related Companies - 35.8%
Exploration & Production - 6.6%
United States - 6.6%
Mid-Con Energy Partners, L.P.(3)	465,116	$706,976
Viper Energy Partners, L.P.(1)	250,000	9,727,500
		10,434,476
Midstream - 18.4%
United States - 18.4%
DCP Midstream, L.P.(1)	207,000	8,530,470
Energy Transfer Partners, L.P.(1)	300,000	6,765,000
Enterprise Products Partners, L.P.(1)	81,000	2,316,600
Sunoco, L.P.(1)	230,000	6,230,700
Western Gas Partners, L.P.(1)	110,000	5,373,500
		29,216,270
Natural Gas Transportation & Storage - 2.9%
United States - 2.9%
Tallgrass Energy, L.P.	190,000	4,672,100

Shipping - 3.9%
Republic of the Marshall Islands - 3.9%
GasLog Partners, L.P.	126,500	3,073,950
Golar LNG Partners, L.P.	232,000	3,136,640
		6,210,590
Utilities - 4.0%
United States - 4.0%
NextEra Energy Partners, L.P.(1)	130,000	6,305,000
Total Master Limited Partnerships and Related Companies (Cost $44,336,402)		$56,838,436

Fixed Income - 31.3%
Engineering & Construction - 3.9%
United States - 3.9%
Zachry Holdings, Inc., 7.500%, due 02/01/2020(1)(4)	6,250,000	$6,281,250

Exploration & Production - 20.1%
Canada - 3.0%
MEG Energy Corporation, 6.375%, due 01/30/2023(4)	2,725,000	2,486,563
MEG Energy Corporation, 7.000%, due 03/31/2024(4)	2,500,000	2,281,250
United States - 17.1%
Barrett Bill Corporation, 7.000%, due 10/15/2022(1)	5,250,000	5,276,250
Denbury Resources, Inc., 4.625%, due 07/15/2023	4,000,000	3,460,000
HighPoint Operating Corporation, 8.750%, due 06/15/2025	1,288,000	1,381,380
Murphy Oil Corporation, 5.875%, due 12/01/2042	5,000,000	4,516,472
QEP Resources, Inc., 5.625%, due 03/01/2026	4,000,000	3,840,000
Sanchez Energy Corporation, 6.125%, due 01/15/2023(1)	5,000,000	2,848,250
Southwestern Energy Company, 7.750%, due 10/01/2027	5,500,000	5,843,750
		31,933,915
Industrials - 2.3%
United States - 2.3%
Cleaver-Brooks, Inc., 7.875%, due 03/01/2023(4)	3,500,000	3,622,500

Midstream - 1.9%
United States - 1.9%
DCP Midstream, L.P., 7.375%, due 06/15/2023						3,000,000		3,005,625

Refiners - 3.1%
United States - 3.1%
PBF Holding Company, LLC / PBF Finance Corporation, 7.000%, due 11/15/2023						4,655,000		4,887,750
Total Fixed Income (Cost $52,316,719)								$49,731,040

Short-Term Investments - Investment Companies - 1.6%
United States - 1.6%
Fidelity Government Portfolio Fund, 1.82%(5)						643,289		$643,289
First American Government Obligations Fund - Class Z, 1.80%(5)						623,669		623,669
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.84%(5)						623,669		623,669
STIT-Government & Agency Portfolio, 1.85%(5)						623,669		623,669
Total Short-Term Investments - Investment Companies (Cost $2,514,296)								$2,514,296

Total Investments - 127.0% (Cost $183,894,002)								$201,598,203
Liabilities in Excess of Other Assets - (27.0%)								(42,854,769)
Net Assets Applicable to Common Stockholders - 100.0%								$158,743,434

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended August 31, 2018. As such, it is classified as a non-income producing security as of August 31, 2018.
(3)
Restricted security.  Fair valued by the Adviser using the Fund’s valuation prodecures and subsequently ratified by the Board of Trustees.  The position was acquired on October 7, 2016 at $1,000,000 and the fair value accounted for 0.45% of the Fund’s net assets as of August 31, 2018.

(4)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Directors.  As of August 31, 2018, the value of these investments was $14,671,563 or 9.24% of total net assets.

(5)	Rate reported is the current yield as of August 31, 2018.
(6)	Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
	DowDuPont, Inc., Call Option	$71.00	9/21/2018	USD	475	$25,819	$41,800	($15,981)
	Eaton Corporation Plc, Call Option	$84.50	9/21/2018	USD	260	$19,621	$14,300	$5,321
	Emerson Electric Company, Call Option	$76.00	9/21/2018	USD	265	$27,816	$36,835	($9,019)
						$73,256	$92,935	($19,679)

Fair Value Measurements
Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
These inputs are summarized in the three broad levels listed below.
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2018	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$92,514,431	$92,514,431	$-	$-
Master Limited Partnerships and Related Companies (a)	56,838,436	56,131,460	706,976	-
Total Equity Securities	149,352,867	148,645,891	706,976	-
Notes Senior Notes(a)	49,731,040	-	49,731,040	-
Total Notes	49,731,040	-	49,731,040	-
Other
Short Term Investments (a)	2,514,296	2,514,296	-	-
Total Other	2,514,296	2,514,296	-	-
Total Assets	$201,598,203	$151,160,187	$50,438,016	$-
Liabilities Written Options	$92,935	$92,935	$-	$-
Total Liabilities	$92,935	$92,935	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2018.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2018.

Item 2. Controls and Procedures.
(a)
The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          The Cushing Renaissance Fund

By (Signature and Title)            /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date        10/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date        10/25/2018

By (Signature and Title)            /s/ John H. Alban
John H. Alban, Treasurer & Chief Financial Officer

Date        10/25/2018